SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Foreign Currency Exchange Rate

The exchange rates applied are as follows:

	December 31,
	2020	2019
RMB exchange rate at balance sheet dates	6.5249	6.9762

	The Years Ended December 31
	2020	2019	2018
Average exchange rate for the year	6.8976	6.8985	6.6174

Schedule of Property and equipment, net

Estimated useful lives of property and equipment:

Useful Life
Vehicles	4 years
Machine	10 years
Furniture	5 years
Building	20 years
Leasehold improvement	Shorter of the remaining lease terms or estimated useful life